T. ROWE PRICE Moderate Allocation Portfolio
September 30, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.8%
AmeriCredit Automobile Receivables
Trust
Series 2020-3, Class D
1.49%, 9/18/26  20,000 19
AmeriCredit Automobile Receivables
Trust
Series 2021-1, Class D
1.21%, 12/18/26  30,000 27
Amur Equipment Finance Receivables
X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 100,000 90
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 118,800 113
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 3.682%,
7/15/34 (1) 250,000 241
Carlyle U.S.
Series 2019-4A, Class A11R, CLO,
FRN
3M TSFR + 1.32%, 3.648%,
4/15/35 (1) 250,000 243
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  90,000 79
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  20,000 18
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  35,000 32
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 3.792%,
2/12/30 (1) 235,626 233
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.662%,
7/15/36 (1) 250,000 242
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 64,025 54
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  75,000 72
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  50,000 49
Ford Credit Auto Owner Trust
Series 2018-1, Class C
3.49%, 7/15/31 (1) 100,000 95
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 52,800 49
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 100,000 91
Shares/Par $ Value
(Cost and value in $000s)
‡
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 3.923%,
1/23/35 (1) 250,000 241
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 3.862%,
1/21/35 (1) 250,000 241
Navient Private Education Refi Loan
Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 96,457 85
Progress Residential Trust
Series 2022-SFR7, Class B
5.50%, 10/27/27 (1) 100,000 99
Santander Drive Auto Receivables
Trust
Series 2021-4, Class D
1.67%, 10/15/27  25,000 23
Santander Drive Auto Receivables
Trust
Series 2022-2, Class C
3.76%, 7/16/29  40,000 38
Santander Drive Auto Receivables
Trust
Series 2022-5, Class C
4.74%, 10/16/28  20,000 20
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 50,000 46
SMB Private Education Loan Trust
Series 2018-A, Class A2A
3.50%, 2/15/36 (1) 57,422 55
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 52,626 51
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 100,000 87
Total Asset-Backed Securities (Cost
$2,873) 2,733
BOND MUTUAL FUNDS 14.6%
T. Rowe Price Inflation Protected Bond
Fund - I Class, 1.24% (2)(3) 483 5
T. Rowe Price Institutional Emerging
Markets Bond Fund, 7.24% (2)(3) 1,088,624 6,271
T. Rowe Price Institutional Floating
Rate Fund - Institutional Class,
6.34% (2)(3) 82,703 751
T. Rowe Price Institutional High Yield
Fund - Institutional Class, 8.50% (2)(3) 1,331,728 9,549
T. Rowe Price International Bond Fund
- I Class, 3.15% (2)(3) 904,587 5,997
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I Class,
1.24% (2)(3) 1,298 6
Total Bond Mutual Funds (Cost
$29,280) 22,579

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 48.6%
COMMUNICATION SERVICES 3.9%
Diversified Telecommunication
Services 0.3%
KT (KRW)  2,855 72
Nippon Telegraph & Telephone (JPY)  15,300 412
484
Entertainment 0.4%
Cinemark Holdings (4) 1,138 14
Netflix (4) 764 180
Sea, ADR (4) 2,967 166
Spotify Technology (4) 362 31
Walt Disney (4) 1,984 187
578
Interactive Media & Services 2.8%
Alphabet, Class A (4) 2,407 230
Alphabet, Class C (4) 32,628 3,137
Bumble, Class A (4) 996 21
Meta Platforms, Class A (4) 5,161 700
NAVER (KRW)  439 59
Tencent Holdings (HKD)  3,300 111
Vimeo (4) 1,653 7
Z Holdings (JPY)  21,700 58
4,323
Media 0.2%
Cable One  65 55
CyberAgent (JPY)  11,000 93
Stroeer (EUR)  948 36
WPP (GBP)  15,609 129
313
Wireless Telecommunication
Services 0.2%
SoftBank Group (JPY)  1,500 51
T-Mobile U.S. (4) 866 116
Vodafone Group, ADR  12,097 137
304
Total Communication Services 6,002
CONSUMER DISCRETIONARY 5.8%
Auto Components 0.2%
Autoliv, SDR (SEK)  1,211 82
Denso (JPY)  1,600 73
Magna International  2,911 138
Stanley Electric (JPY)  3,000 47
Sumitomo Rubber Industries (JPY)  3,300 26
366
Automobiles 1.2%
Honda Motor (JPY)  2,200 48
Rivian Automotive, Class A (4) 2,602 86
Suzuki Motor (JPY)  2,500 78
Tesla (4) 4,837 1,283
Toyota Motor (JPY)  20,700 270
1,765
Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 636 37
Clear Secure, Class A (4) 2,183 50
Rover Group, Acquisition Date:
8/2/21, Cost $— (4)(5) 823 —
87
Hotels, Restaurants & Leisure 0.9%
BJ's Restaurants (4) 1,095 26
Booking Holdings (4) 78 128
Chipotle Mexican Grill (4) 156 235
Chuy's Holdings (4) 1,095 25
Compass Group (GBP)  9,301 185
Dutch Bros, Class A (4) 228 7
Fiesta Restaurant Group (4) 2,184 14
Hilton Worldwide Holdings  44 5
Marriott International, Class A  253 36
Marriott Vacations Worldwide  155 19
McDonald's  1,549 358
Papa John's International  966 68
Red Robin Gourmet Burgers (4) 506 3
Red Rock Resorts, Class A  331 11
Ruth's Hospitality Group  1,032 17
Wyndham Hotels & Resorts  409 25
Yum! Brands  1,794 191
1,353
Household Durables 0.2%
Cavco Industries (4) 108 22
Panasonic Holdings (JPY)  13,600 96
Persimmon (GBP)  5,033 69
Skyline Champion (4) 852 45
Sony Group (JPY)  2,100 135
367
Internet & Direct Marketing
Retail 1.8%
Alibaba Group Holding, ADR (4) 265 21
Amazon.com (4) 22,445 2,536
ASOS (GBP) (4) 3,260 21
Big Sky Growth Partners (4) 1,141 11
DoorDash, Class A (4) 980 49
Farfetch, Class A (4) 2,357 18
Xometry, Class A (4) 676 38
Zalando (EUR) (4)(6) 2,321 45
2,739
Multiline Retail 0.4%
Dollar General  2,106 505
Next (GBP)  1,574 84
Ollie's Bargain Outlet Holdings (4) 1,528 79
668
Specialty Retail 0.6%
Burlington Stores (4) 494 55
Carvana (4) 2,255 46
Five Below (4) 145 20
Kingfisher (GBP)  51,718 126
KKR Acquisition Holdings I (4) 1,816 18
Monro  1,029 45
RH (4) 70 17

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Ross Stores  3,527 297
TJX  2,913 181
Warby Parker, Class A (4) 2,280 30
835
Textiles, Apparel & Luxury
Goods 0.4%
Dr. Martens (GBP)  14,459 35
Kering (EUR)  235 104
Lululemon Athletica (4) 562 157
Moncler (EUR)  2,465 101
NIKE, Class B  1,853 154
Samsonite International (HKD) (4) 26,100 63
Skechers USA, Class A (4) 1,157 37
651
Total Consumer Discretionary 8,831
CONSUMER STAPLES 3.2%
Beverages 0.7%
Boston Beer, Class A (4) 235 76
Coca-Cola  1,906 107
Diageo (GBP)  4,642 195
Keurig Dr Pepper  11,722 420
Kirin Holdings (JPY)  5,100 79
Monster Beverage (4) 1,581 137
1,014
Food & Staples Retailing 0.5%
Seven & i Holdings (JPY)  4,800 193
Walmart  3,602 467
Welcia Holdings (JPY)  1,900 40
700
Food Products 0.9%
Barry Callebaut (CHF)  53 100
Cal-Maine Foods  407 23
Mondelez International, Class A  5,778 317
Nestle (CHF)  6,278 679
Nomad Foods (4) 1,759 25
Post Holdings (4) 537 44
Post Holdings Partnering (4) 724 7
Simply Good Foods (4) 276 9
TreeHouse Foods (4) 492 21
Utz Brands  1,939 29
Wilmar International (SGD)  58,400 155
1,409
Household Products 0.2%
Procter & Gamble  2,711 342
342
Personal Products 0.4%
BellRing Brands (4) 2,053 42
Haleon, ADR (4) 3,989 24
L'Oreal (EUR)  586 188
Pola Orbis Holdings (JPY)  1,300 15
Unilever (GBP)  7,856 345
614
Shares/Par $ Value
(Cost and value in $000s)
‡
Tobacco 0.5%
Philip Morris International  8,303 689
689
Total Consumer Staples 4,768
ENERGY 1.6%
Energy Equipment & Services 0.1%
Cactus, Class A  520 20
Liberty Energy, Class A (4) 2,919 37
NexTier Oilfield Solutions (4) 4,574 34
Worley (AUD)  13,497 110
201
Oil, Gas & Consumable Fuels 1.5%
Devon Energy  1,024 62
Diamondback Energy  525 63
Equinor (NOK)  9,889 326
Exxon Mobil  8,603 751
Magnolia Oil & Gas, Class A  3,471 69
Shell, ADR  2,803 139
TC Energy  4,320 174
TotalEnergies (EUR)  12,124 569
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $3 (4)
(5)(7) 1 15
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $18 (4)(5)(7) 5 74
Williams  2,649 76
Woodside Energy Group (GBP)  1,027 21
2,339
Total Energy 2,540
FINANCIALS 6.6%
Banks 2.5%
Australia & New Zealand Banking
Group (AUD)  6,837 100
Bank of America  25,041 756
BankUnited  1,365 47
BNP Paribas (EUR)  2,539 107
Cadence Bank  1,494 38
Close Brothers Group (GBP)  2,560 26
CRB Group, Acquisition Date:
4/14/22, Cost $2 (4)(5)(7) 23 2
CrossFirst Bankshares (4) 1,270 17
DBS Group Holdings (SGD)  4,075 94
Dime Community Bancshares  1,058 31
DNB Bank (NOK)  12,351 196
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $3 (4)(5)(7) 307 6
Dogwood State Bank, Voting Shares,
Acquisition Date: 5/6/19, Cost $2 (4)
(5)(7) 151 3
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(5)(7) 46 —
East West Bancorp  656 44
Equity Bancshares, Class A  658 20

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Erste Group Bank (EUR)  1,837 40
FB Financial  1,014 39
First Bancshares  814 24
Five Star Bancorp  663 19
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19, Cost $5 (4)
(5)(7) 528 2
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (4)(5)(7) 104 —
Heritage Commerce  2,587 29
Home BancShares  1,476 33
ING Groep (EUR)  22,904 196
Intesa Sanpaolo (EUR)  33,853 56
JPMorgan Chase  549 57
Live Oak Bancshares  1,053 32
Lloyds Banking Group (GBP)  204,746 93
Mitsubishi UFJ Financial Group
(JPY) (6) 19,300 87
National Bank of Canada (CAD) (6) 3,264 205
Origin Bancorp  812 31
Pacific Premier Bancorp  1,093 34
Pinnacle Financial Partners  622 51
Popular  356 26
Professional Holding, Class A (4) 150 4
Sandy Spring Bancorp  529 19
Signature Bank  352 53
SouthState  550 44
Standard Chartered (GBP)  9,243 58
Sumitomo Mitsui Trust Holdings (JPY)  2,335 66
Svenska Handelsbanken, Class A
(SEK)  16,554 136
United Overseas Bank (SGD)  8,700 158
Veritex Holdings  978 26
Wells Fargo  17,787 715
Western Alliance Bancorp  1,025 67
3,887
Capital Markets 0.7%
Bluescape Opportunities Acquisition,
Warrants, 12/31/26 (4) 793 —
Bridgepoint Group (GBP)  15,312 32
Cboe Global Markets  416 49
Charles Schwab  3,130 225
Goldman Sachs Group  940 275
Julius Baer Group (CHF)  2,581 112
Macquarie Group (AUD)  983 96
MSCI  87 37
P10, Class A  1,785 19
S&P Global  468 143
StepStone Group, Class A  1,210 29
TMX Group (CAD)  279 26
XP, Class A (4) 2,933 56
1,099
Consumer Finance 0.0%
Encore Capital Group (4) 470 22
PRA Group (4) 887 29
51
Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Financial Services 0.3%
Challenger (AUD)  11,541 43
Conyers Park III Acquisition (4) 1,070 10
Corebridge Financial (4) 1,316 26
Element Fleet Management (CAD)  14,744 174
Housing Development Finance (INR)  3,754 105
Mitsubishi HC Capital (JPY)  12,000 52
410
Insurance 3.0%
AIA Group (HKD)  7,200 60
Allstate  470 58
American International Group  3,531 168
Assurant  483 70
AXA (EUR)  12,571 274
Axis Capital Holdings  1,214 60
Chubb  4,338 789
Definity Financial (CAD)  1,159 33
Direct Line Insurance Group (GBP)  23,106 48
Hanover Insurance Group  379 48
Hartford Financial Services Group  1,497 93
Kemper  568 23
Manulife Financial (CAD)  6,566 103
Marsh & McLennan  770 115
MetLife  4,234 257
Munich Re (EUR)  1,295 312
PICC Property & Casualty, Class H
(HKD)  108,000 112
Ping An Insurance Group, Class H
(HKD)  8,000 40
Progressive  3,779 439
Sampo, Class A (EUR)  4,666 199
Selective Insurance Group  1,054 86
Storebrand (NOK)  17,111 118
Sun Life Financial (CAD)  4,819 192
Tokio Marine Holdings (JPY)  10,500 187
Travelers  2,977 456
Zurich Insurance Group (CHF)  506 202
4,542
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 741 8
Capitol Federal Financial  1,706 14
Essent Group  596 21
Kearny Financial  1,409 15
PennyMac Financial Services  1,240 53
111
Total Financials 10,100
HEALTH CARE 8.9%
Biotechnology 0.8%
AbbVie  3,537 475
Abcam, ADR (4) 1,945 29
Agios Pharmaceuticals (4) 451 13
Apellis Pharmaceuticals (4) 992 68
Argenx, ADR (4) 299 106
Ascendis Pharma, ADR (4) 495 51
Avid Bioservices (4) 746 14
Avidity Biosciences (4) 621 10

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Blueprint Medicines (4) 580 38
Cerevel Therapeutics Holdings (4) 628 18
CRISPR Therapeutics (4) 228 15
Flame Biosciences, Acquisition Date:
9/28/20, Cost $2 (4)(5)(7) 372 2
Generation Bio (4) 1,036 5
Genmab (DKK) (4) 178 57
Icosavax (4) 811 3
Insmed (4) 2,157 46
Intellia Therapeutics (4) 242 14
Ionis Pharmaceuticals (4) 451 20
Karuna Therapeutics (4) 163 37
Kura Oncology (4) 626 9
Kymera Therapeutics (4) 219 5
MeiraGTx Holdings (4) 350 3
Monte Rosa Therapeutics (4) 494 4
Morphic Holding (4) 315 9
Nkarta (4) 604 8
Nurix Therapeutics (4) 305 4
Prometheus Biosciences (4) 162 10
Prothena (4) 251 15
PTC Therapeutics (4) 119 6
RAPT Therapeutics (4) 502 12
Regeneron Pharmaceuticals (4) 98 67
Relay Therapeutics (4) 379 8
Repare Therapeutics (4) 449 5
Replimune Group (4) 259 4
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (4)
(5) 87 —
Scholar Rock Holding (4) 1,153 8
Tenaya Therapeutics (4) 269 1
Ultragenyx Pharmaceutical (4) 552 23
Verve Therapeutics (4) 237 8
Xencor (4) 773 20
Zentalis Pharmaceuticals (4) 473 10
1,260
Health Care Equipment &
Supplies 1.8%
Abbott Laboratories  2,766 268
Alcon (CHF)  978 57
Align Technology (4) 152 31
AtriCure (4) 541 21
Becton Dickinson & Company  5,082 1,132
CVRx (4) 364 3
Elekta, Class B (SEK)  11,909 60
EssilorLuxottica (EUR)  973 132
ICU Medical (4) 304 46
Intuitive Surgical (4) 1,761 330
Koninklijke Philips (EUR)  6,361 98
Nevro (4) 273 13
Outset Medical (4) 1,361 22
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $15 (4)(5)(7) 3,864 3
Penumbra (4) 167 32
PROCEPT BioRobotics (4) 1,149 48
Siemens Healthineers (EUR)  3,486 150
STERIS  53 9
Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  1,611 326
Teleflex  221 44
2,825
Health Care Providers &
Services 2.5%
Alignment Healthcare (4) 1,472 17
Centene (4) 6,270 488
Cigna  469 130
dentalcorp Holdings (CAD) (4) 1,362 8
Elevance Health  2,333 1,060
Fresenius (EUR)  4,112 88
HCA Healthcare  947 174
Humana  472 229
ModivCare (4) 384 38
Molina Healthcare (4) 360 119
Option Care Health (4) 1,358 43
Pennant Group (4) 852 9
Privia Health Group (4) 1,242 42
Surgery Partners (4) 443 10
U.S. Physical Therapy  356 27
UnitedHealth Group  2,729 1,378
3,860
Health Care Technology 0.1%
Certara (4) 269 3
Definitive Healthcare (4) 582 9
Doximity, Class A (4) 582 18
Veeva Systems, Class A (4) 410 68
98
Life Sciences Tools & Services 1.0%
Adaptive Biotechnologies (4) 346 3
Bruker  1,115 59
Danaher  2,984 771
Evotec (EUR) (4) 2,008 35
NeoGenomics (4) 1,187 10
Olink Holding, ADR (4) 846 10
PerkinElmer  942 113
Rapid Micro Biosystems, Class A (4) 1,354 4
Seer (4) 574 5
Thermo Fisher Scientific  1,088 552
1,562
Pharmaceuticals 2.7%
Arvinas (4) 229 10
Astellas Pharma (JPY)  17,300 229
AstraZeneca, ADR  14,034 770
Bayer (EUR)  3,530 163
Catalent (4) 848 62
Eli Lilly  1,613 522
GSK, ADR  3,201 94
Ipsen (EUR)  441 41
Johnson & Johnson  4,617 754
Novartis (CHF)  4,130 315
Otsuka Holdings (JPY)  3,100 98
Reata Pharmaceuticals, Class A (4) 251 6
Roche Holding (CHF)  1,351 440
Sanofi (EUR)  4,191 319
Sanofi, ADR  3,425 130

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  1,034 153
4,106
Total Health Care 13,711
INDUSTRIALS & BUSINESS
SERVICES 4.0%
Aerospace & Defense 0.6%
Cadre Holdings  572 14
L3Harris Technologies  2,217 461
Northrop Grumman  671 315
Parsons (4) 1,083 42
Safran (EUR)  1,007 92
924
Building Products 0.0%
CSW Industrials  258 31
Gibraltar Industries (4) 648 26
57
Commercial Services &
Supplies 0.3%
Cintas  102 40
IAA (4) 852 27
MSA Safety  185 20
Rentokil Initial (GBP)  6,457 34
Republic Services  1,593 217
Stericycle (4) 883 37
Tetra Tech  182 23
398
Electrical Equipment 0.8%
ABB (CHF)  7,200 186
AZZ  1,128 41
Eaton  2,546 340
Hubbell  1,303 291
Legrand (EUR)  1,888 122
Mitsubishi Electric (JPY)  16,900 153
Prysmian (EUR)  4,445 127
Shoals Technologies Group, Class
A (4) 1,013 22
Thermon Group Holdings (4) 532 8
1,290
Industrial Conglomerates 1.0%
DCC (GBP)  1,438 75
General Electric  7,189 445
Honeywell International  1,429 239
Melrose Industries (GBP)  76,296 85
Roper Technologies  379 136
Siemens (EUR)  5,097 498
1,478
Machinery 0.4%
Enerpac Tool Group  2,136 38
ESCO Technologies  671 49
Federal Signal  1,071 40
Graco  708 43
Helios Technologies  561 28
Ingersoll Rand  3,452 149
John Bean Technologies  516 44
KION Group (EUR)  2,181 42
Shares/Par $ Value
(Cost and value in $000s)
‡
Marel (ISK)  2,236 7
Mueller Water Products, Class A  2,616 27
RBC Bearings (4) 170 35
SMC (JPY)  100 41
SPX Technologies (4) 867 48
THK (JPY)  2,400 42
Toro  374 32
665
Professional Services 0.3%
Booz Allen Hamilton Holding  476 44
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $5 (4)(5)(7) 594 5
Clarivate (4) 3,242 31
Huron Consulting Group (4) 335 22
Legalzoom.com (4) 965 8
Recruit Holdings (JPY)  4,000 115
TechnoPro Holdings (JPY)  4,800 102
Teleperformance (EUR)  441 112
TransUnion  558 33
Upwork (4) 862 12
484
Road & Rail 0.3%
Central Japan Railway (JPY)  700 82
CSX  9,490 253
Landstar System  189 27
Norfolk Southern  260 55
Saia (4) 238 45
Union Pacific  136 26
488
Trading Companies &
Distributors 0.3%
Air Lease  756 23
Ashtead Group (GBP)  2,993 134
Bunzl (GBP)  2,572 79
Mitsubishi (JPY)  3,800 104
Rush Enterprises, Class A  589 26
SiteOne Landscape Supply (4) 483 50
Sumitomo (JPY)  8,000 99
515
Total Industrials & Business Services 6,299
INFORMATION TECHNOLOGY 9.6%
Communications Equipment 0.2%
Infinera (4) 642 3
LM Ericsson, Class B (SEK) (6) 24,557 144
Motorola Solutions  978 219
366
Electronic Equipment, Instruments
& Components 0.4%
Corning  340 10
CTS  1,255 52
Hamamatsu Photonics (JPY)  2,300 99
Largan Precision (TWD)  1,000 52
Littelfuse  201 40
Murata Manufacturing (JPY)  2,500 115
Novanta (4) 289 33
Omron (JPY)  1,100 50

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
PAR Technology (4) 1,031 31
TE Connectivity  487 54
Teledyne Technologies (4) 234 79
615
IT Services 1.6%
Adyen (EUR) (4) 57 71
Affirm Holdings (4) 1,169 22
Amadeus IT Group (EUR) (4) 1,438 67
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $61 (4)(5)(7) 16,076 32
Block, Class A (4) 1,369 75
Fiserv (4) 3,569 334
Mastercard, Class A  1,909 543
MongoDB (4) 530 105
NTT Data (JPY)  15,400 199
Payoneer Global (4) 5,765 35
PayPal Holdings (4) 806 69
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $1 (4)(5)(7) 26 2
Shopify, Class A (4) 2,920 78
Snowflake, Class A (4) 369 63
SS&C Technologies Holdings  1,043 50
Themis Solutions, Acquisition Date:
4/14/21, Cost $3 (4)(5)(7) 110 2
Toast, Class A (4) 3,148 52
Visa, Class A  4,063 722
2,521
Semiconductors & Semiconductor
Equipment 2.2%
Advanced Micro Devices (4) 3,121 198
Analog Devices  171 24
ASML Holding (EUR)  575 238
ASML Holding  480 199
Broadcom  947 420
Entegris  931 77
KLA  1,262 382
Lattice Semiconductor (4) 2,050 101
Marvell Technology  2,177 93
Monolithic Power Systems  283 103
NVIDIA  4,202 510
NXP Semiconductors  1,198 177
QUALCOMM  1,647 186
Renesas Electronics (JPY) (4) 6,300 53
Taiwan Semiconductor Manufacturing
(TWD)  26,219 348
Taiwan Semiconductor Manufacturing,
ADR  1,058 73
Texas Instruments  1,119 173
Tokyo Electron (JPY)  400 99
3,454
Software 3.6%
Amplitude, Class A (4) 907 14
Atlassian, Class A (4) 732 154
Bill.com Holdings (4) 951 126
Blackline (4) 422 25
Canva, Acquisition Date: 8/16/21 -
12/17/21, Cost $34 (4)(5)(7) 20 19
Shares/Par $ Value
(Cost and value in $000s)
‡
Ceridian HCM Holding (4) 109 6
Clearwater Analytics Holdings, Class
A (4) 544 9
Confluent, Class A (4) 1,200 29
Coupa Software (4) 258 15
Crowdstrike Holdings, Class A (4) 302 50
Datadog, Class A (4) 562 50
Descartes Systems Group (4) 1,280 81
DoubleVerify Holdings (4) 1,823 50
Five9 (4) 166 13
Fortinet (4) 1,075 53
Gusto, Acquisition Date: 10/4/21,
Cost $10 (4)(5)(7) 364 7
HashiCorp, Class A (4) 256 8
Intuit  1,032 400
Manhattan Associates (4) 327 44
Microsoft  14,050 3,272
nCino (4) 257 9
Paycom Software (4) 140 46
Paycor HCM (4) 1,450 43
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $— (4)(5)(7) 51 —
Plex Systems, EC, Acquisition Date:
9/7/21, Cost $— (4)(5)(7) 357 —
SAP (EUR)  2,128 173
ServiceNow (4) 1,340 506
Socure, Acquisition Date: 12/22/21,
Cost $2 (4)(5)(7) 117 1
Synopsys (4) 1,082 331
Workiva (4) 594 46
5,580
Technology Hardware, Storage &
Peripherals 1.6%
Apple  16,712 2,310
Samsung Electronics (KRW)  5,620 206
2,516
Total Information Technology 15,052
MATERIALS 1.6%
Chemicals 0.9%
Air Liquide (EUR)  1,203 137
Akzo Nobel (EUR)  1,788 101
Asahi Kasei (JPY)  13,400 89
BASF (EUR)  2,193 84
Covestro (EUR)  2,365 68
Element Solutions  4,596 75
Johnson Matthey (GBP)  4,315 87
Linde  436 118
Nutrien  3,966 331
Quaker Chemical  279 40
Sherwin-Williams  440 90
Tosoh (JPY)  1,000 11
Umicore (EUR)  2,268 67
1,298
Containers & Packaging 0.1%
Amcor, CDI (AUD)  6,528 70
Ranpak Holdings (4) 647 2
72

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.5%
Antofagasta (GBP)  7,708 95
BHP Group (AUD)  2,295 57
BHP Group (GBP) (6) 5,902 147
Constellium (4) 3,359 34
ERO Copper (CAD) (4) 1,001 11
Franco-Nevada (CAD)  68 8
Haynes International  691 24
IGO (AUD)  31,743 279
Rio Tinto (AUD)  695 42
South32 (AUD)  34,811 83
780
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  8,422 107
West Fraser Timber (CAD)  228 16
123
Total Materials 2,273
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Fresh Market, EC (4)(7) 590 —
Total Miscellaneous —
REAL ESTATE 0.8%
Equity Real Estate Investment
Trusts 0.6%
AvalonBay Communities, REIT  479 88
Community Healthcare Trust, REIT  495 16
CubeSmart, REIT  1,270 51
EastGroup Properties, REIT  622 90
Equity Residential, REIT  1,070 72
First Industrial Realty Trust, REIT  529 24
Flagship Communities REIT (6) 440 7
Great Portland Estates (GBP)  10,992 54
Independence Realty Trust, REIT  248 4
Prologis, REIT  3,058 311
Rexford Industrial Realty, REIT  1,027 53
Scentre Group (AUD)  48,589 79
Terreno Realty, REIT  382 20
Weyerhaeuser, REIT  2,700 77
946
Real Estate Management &
Development 0.2%
Altus Group (CAD)  252 8
DigitalBridge Group  1,116 14
FirstService  734 87
Mitsui Fudosan (JPY)  9,000 172
Opendoor Technologies, Class A (4) 5,698 18
Tricon Residential  2,774 24
323
Total Real Estate 1,269
UTILITIES 2.4%
Electric Utilities 1.1%
American Electric Power  3,672 317
Duke Energy  659 61
Exelon  3,459 130
FirstEnergy  1,200 44
Shares/Par $ Value
(Cost and value in $000s)
‡
IDACORP  541 54
MGE Energy  261 17
Southern  13,879 944
Xcel Energy  2,499 160
1,727
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  14,000 39
Chesapeake Utilities  464 54
ONE Gas  363 26
Southwest Gas Holdings  979 68
187
Independent Power & Renewable
Electricity Producers 0.1%
Electric Power Development (JPY)  5,200 74
NextEra Energy Partners  490 35
109
Multi-Utilities 1.1%
Ameren  1,878 151
Dominion Energy  8,823 610
DTE Energy  1,110 127
Engie (EUR)  17,812 205
National Grid (GBP)  13,041 134
NiSource  2,774 70
Sempra Energy  2,700 405
WEC Energy Group  355 32
1,734
Water Utilities 0.0%
California Water Service Group  511 27
SJW Group  541 31
58
Total Utilities 3,815
Total Miscellaneous Common
Stocks  0.2% (8) 289
Total Common Stocks (Cost
$56,042) 74,949
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21, Cost $19 (4)
(5)(7) 754 44
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $12 (4)(5)(7) 335 20
64
Internet & Direct Marketing
Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $10 (4)(5)(7) 1,674 3
3
Total Consumer Discretionary 67

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $14 (4)(5)(7) 733 46
Total Consumer Staples 46
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date:
1/28/22, Cost $9 (4)(5)(7) 81 9
Total Financials 9
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C,
Acquisition Date: 8/14/20, Cost $5 (4)
(5)(7) 1,752 11
Caris Life Sciences, Series D,
Acquisition Date: 5/11/21, Cost $7 (4)
(5)(7) 895 6
17
Health Care Equipment &
Supplies 0.0%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $5 (4)(5)(7) 5,305 5
5
Health Care Providers &
Services 0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $10 (4)(5)(7) 4,107 12
12
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $5 (4)(5)(7) 413 5
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $6 (4)(5)(7) 636 4
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $7 (4)(5)(7) 524 32
National Resilience, Series C,
Acquisition Date: 6/9/21, Cost $10 (4)
(5)(7) 237 14
55
Total Health Care 89
INDUSTRIALS & BUSINESS
SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B,
Acquisition Date: 3/24/21, Cost $5 (4)
(5)(7) 126 8
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $11 (4)(5)(7) 1,914 11
19
Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics 0.0%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $5 (4)(5)(7) 445 9
FLEXE, Series D, Acquisition Date:
4/7/22, Cost $3 (4)(5)(7) 138 3
12
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $5 (4)(5)(7) 252 5
5
Professional Services 0.0%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $4 (4)(5)(7) 900 7
Checkr, Series D, Acquisition Date:
9/6/19, Cost $12 (4)(5)(7) 1,200 9
16
Road & Rail 0.0%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $9 (4)(5)(7) 1,241 6
Convoy, Series D, Acquisition Date:
10/30/19, Cost $10 (4)(5)(7) 764 4
10
Total Industrials & Business Services 62
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $4 (4)(5)(7) 303 6
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $2 (4)(5)(7) 90 2
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $5 (4)(5)(7) 184 13
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $1 (4)(5)(7) 10 1
Themis Solutions, Series AA,
Acquisition Date: 4/14/21, Cost $1 (4)
(5)(7) 30 —
Themis Solutions, Series AB,
Acquisition Date: 4/14/21, Cost $— (4)
(5)(7) 10 —
Themis Solutions, Series B,
Acquisition Date: 4/14/21, Cost $— (4)
(5)(7) 10 —
Themis Solutions, Series E,
Acquisition Date: 4/14/21, Cost $7 (4)
(5)(7) 320 6
28
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $12 (4)(5)(7) 192 11
Databricks, Series H, Acquisition Date:
8/31/21, Cost $30 (4)(5)(7) 411 23
Gusto, Series E, Acquisition Date:
7/13/21, Cost $15 (4)(5)(7) 504 9
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $12 (4)(5)(7) 921 19
Nuro, Series D, Acquisition Date:
10/29/21, Cost $5 (4)(5)(7) 242 5

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
SecurityScorecard, Series E,
Acquisition Date: 3/5/21, Cost $5 (4)
(5)(7) 1,032 5
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $7 (4)(5)(7) 1,115 12
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $1 (4)(5)(7) 85 1
Socure, Series A, Acquisition Date:
12/22/21, Cost $2 (4)(5)(7) 142 2
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $2 (4)(5)(7) 117 1
Socure, Series B, Acquisition Date:
12/22/21, Cost $— (4)(5)(7) 2 —
Socure, Series E, Acquisition Date:
10/27/21, Cost $5 (4)(5)(7) 270 3
91
Total Information Technology 119
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C,
Acquisition Date: 5/28/21, Cost $6 (4)
(5)(7) 135 11
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $10 (4)(5)(7) 228 7
18
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $6 (4)(5)(7) 201 6
6
Total Materials 24
Total Convertible Preferred Stocks
(Cost $321) 416
CORPORATE BONDS 6.5%
AbbVie, 2.95%, 11/21/26  45,000 41
AbbVie, 3.20%, 11/21/29  55,000 48
AbbVie, 4.05%, 11/21/39  25,000 20
AbbVie, 4.70%, 5/14/45  55,000 47
AbbVie, 4.875%, 11/14/48  88,000 78
AerCap Ireland Capital, 4.875%,
1/16/24  175,000 172
Alexandria Real Estate Equities,
3.375%, 8/15/31  45,000 38
Alexandria Real Estate Equities,
3.95%, 1/15/28  65,000 60
Alexandria Real Estate Equities,
4.70%, 7/1/30  15,000 14
Ally Financial, 4.75%, 6/9/27  55,000 51
Anheuser-Busch InBev Worldwide,
4.50%, 6/1/50 (6) 29,000 24
Aon, 2.80%, 5/15/30  15,000 13
APA Infrastructure, 4.25%, 7/15/27 (1) 180,000 167
Aptiv, 3.10%, 12/1/51  10,000 6
Arrow Electronics, 4.00%, 4/1/25  50,000 48
Astrazeneca Finance, 1.75%, 5/28/28  35,000 29
AT&T, 2.30%, 6/1/27  40,000 35
Shares/Par $ Value
(Cost and value in $000s)
‡
Ausgrid Finance, 3.85%, 5/1/23 (1) 30,000 30
Ausgrid Finance, 4.35%, 8/1/28 (1) 40,000 37
AutoZone, 4.75%, 8/1/32  15,000 14
Bank of America, 3.248%, 10/21/27  70,000 63
Bank of America, VR, 1.898%,
7/23/31 (9) 210,000 157
Bank of America, VR, 1.922%,
10/24/31 (9) 60,000 44
Bank of America, VR, 2.496%,
2/13/31 (9) 105,000 83
Bank of America, VR, 2.592%,
4/29/31 (9) 50,000 40
Bank of America, VR, 3.419%,
12/20/28 (9) 80,000 71
Bank of America, VR, 4.271%,
7/23/29 (9) 65,000 59
Barclays, VR, 5.501%, 8/9/28 (9) 200,000 187
BAT Capital, 3.557%, 8/15/27  150,000 132
BAT Capital, 4.742%, 3/16/32 (6) 15,000 13
BAT International Finance, 1.668%,
3/25/26  15,000 13
Becton Dickinson & Company,
1.957%, 2/11/31  65,000 50
Becton Dickinson & Company,
2.823%, 5/20/30  25,000 21
Becton Dickinson & Company, 3.70%,
6/6/27  114,000 106
Berkshire Hathaway Finance, 2.50%,
1/15/51  40,000 24
BNP Paribas, VR, 2.591%, 1/20/28 (1)
(9) 200,000 171
Boardwalk Pipelines, 3.40%, 2/15/31  33,000 26
Boardwalk Pipelines, 4.45%, 7/15/27  10,000 9
Boardwalk Pipelines, 4.95%, 12/15/24  35,000 35
Boardwalk Pipelines, 5.95%, 6/1/26  10,000 10
Booking Holdings, 4.625%, 4/13/30  20,000 19
Boral Finance, 3.00%, 11/1/22 (1) 5,000 5
Boral Finance, 3.75%, 5/1/28 (1) 11,000 10
Boston Properties, 2.90%, 3/15/30  60,000 48
Brixmor Operating Partnership, 3.90%,
3/15/27  35,000 32
Brixmor Operating Partnership, 4.05%,
7/1/30  35,000 30
Brixmor Operating Partnership,
4.125%, 5/15/29  33,000 29
Broadcom, 4.11%, 9/15/28  15,000 13
Capital One Financial, 3.65%, 5/11/27  50,000 46
Capital One Financial, 3.75%, 3/9/27  50,000 46
Capital One Financial, VR, 2.359%,
7/29/32 (9) 145,000 103
Capital One Financial, VR, 3.273%,
3/1/30 (9) 25,000 21
Capital One Financial, VR, 5.247%,
7/26/30 (9) 15,000 14
Cardinal Health, 4.50%, 11/15/44  8,000 6
Cardinal Health, 4.90%, 9/15/45  10,000 8
Carvana, 10.25%, 5/1/30 (1) 55,000 36
Celanese U.S. Holdings, 6.05%,
3/15/25  25,000 24

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Celanese U.S. Holdings, 6.165%,
7/15/27  25,000 24
Centene, 2.625%, 8/1/31  110,000 83
Charter Communications Operating,
2.25%, 1/15/29  25,000 20
Charter Communications Operating,
2.80%, 4/1/31  8,000 6
Charter Communications Operating,
3.75%, 2/15/28  30,000 27
Charter Communications Operating,
4.20%, 3/15/28  45,000 40
Charter Communications Operating,
5.125%, 7/1/49  15,000 11
Charter Communications Operating,
6.484%, 10/23/45  12,000 11
Cheniere Corpus Christi Holdings,
3.70%, 11/15/29  45,000 39
Cheniere Corpus Christi Holdings,
5.125%, 6/30/27  15,000 15
Cigna, 3.40%, 3/1/27  13,000 12
Citigroup, VR, 3.106%, 4/8/26 (9) 40,000 37
Citigroup, VR, 5.61%, 9/29/26 (9) 60,000 60
Citigroup, Series VAR, VR, 3.07%,
2/24/28 (9) 50,000 45
CNO Financial Group, 5.25%, 5/30/25  15,000 15
Comcast, 3.90%, 3/1/38  60,000 49
Corebridge Financial, 3.90%,
4/5/32 (1) 15,000 13
Crown Castle, 2.10%, 4/1/31  15,000 11
Crown Castle, 2.25%, 1/15/31  95,000 73
Crown Castle, 2.90%, 3/15/27  10,000 9
Crown Castle Towers, 3.663%,
5/15/25 (1) 85,000 81
CSL Finance, 4.05%, 4/27/29 (1) 25,000 23
CSL Finance, 4.25%, 4/27/32 (1) 20,000 18
CVS Health, 1.75%, 8/21/30  50,000 38
CVS Health, 3.25%, 8/15/29  10,000 9
CVS Health, 5.05%, 3/25/48  64,000 56
Diamondback Energy, 3.25%, 12/1/26  50,000 46
Duke Energy, 4.50%, 8/15/32  95,000 86
Ecolab, 4.80%, 3/24/30  5,000 5
Edison International, 4.95%, 4/15/25  5,000 5
Energy Transfer, 2.90%, 5/15/25  60,000 56
Energy Transfer, 4.50%, 4/15/24  10,000 10
Energy Transfer, 5.875%, 1/15/24  40,000 40
Energy Transfer, 6.00%, 6/15/48  30,000 26
Eni, Series X-R, 4.75%, 9/12/28 (1) 205,000 193
Enterprise Products Operating, 2.80%,
1/31/30  15,000 13
Equifax, 5.10%, 12/15/27  30,000 29
Equitable Holdings, 4.35%, 4/20/28  105,000 98
Extra Space Storage, 2.35%, 3/15/32  60,000 44
FedEx, 2.40%, 5/15/31  46,000 36
Fifth Third Bancorp, VR, 4.772%,
7/28/30 (9) 15,000 14
Fiserv, 3.50%, 7/1/29  15,000 13
General Motors, 4.20%, 10/1/27  15,000 14
General Motors, 5.60%, 10/15/32  15,000 13
Shares/Par $ Value
(Cost and value in $000s)
‡
General Motors Financial, 3.60%,
6/21/30  45,000 36
General Motors Financial, 4.00%,
10/6/26  20,000 18
General Motors Financial, 4.30%,
7/13/25  45,000 43
General Motors Financial, 4.35%,
4/9/25  22,000 21
General Motors Financial, 5.10%,
1/17/24  20,000 20
GLP Capital, 3.35%, 9/1/24  10,000 9
Goldman Sachs Group, 3.50%,
11/16/26  140,000 129
Goldman Sachs Group, VR, 1.542%,
9/10/27 (9) 50,000 42
Goldman Sachs Group, VR, 2.615%,
4/22/32 (9) 185,000 144
Goldman Sachs Group, VR, 3.615%,
3/15/28 (9) 45,000 41
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 5,000 5
Gray Oak Pipeline, 2.60%,
10/15/25 (1) 15,000 13
Gray Oak Pipeline, 3.45%,
10/15/27 (1) 5,000 4
Hasbro, 3.55%, 11/19/26  25,000 23
HCA, 2.375%, 7/15/31  20,000 15
HCA, 3.125%, 3/15/27 (1) 20,000 18
HCA, 3.375%, 3/15/29 (1) 5,000 4
HCA, 3.50%, 9/1/30  25,000 21
HCA, 5.375%, 9/1/26  11,000 11
HCA, 5.875%, 2/15/26  63,000 62
Healthcare Realty Holdings, 2.05%,
3/15/31  15,000 11
Healthcare Realty Holdings, 3.625%,
1/15/28  60,000 53
Highwoods Realty, 3.05%, 2/15/30  65,000 53
Highwoods Realty, 4.125%, 3/15/28  41,000 37
HSBC Holdings, VR, 1.645%,
4/18/26 (9) 205,000 182
Humana, 3.70%, 3/23/29  15,000 13
Humana, 4.875%, 4/1/30  42,000 40
Hyundai Capital America, 1.80%,
10/15/25 (1) 20,000 18
Hyundai Capital America, 2.10%,
9/15/28 (1) 35,000 28
Intercontinental Exchange, 4.35%,
6/15/29  15,000 14
JPMorgan Chase, VR, 1.578%,
4/22/27 (9) 50,000 43
JPMorgan Chase, VR, 1.953%,
2/4/32 (9) 175,000 130
JPMorgan Chase, VR, 2.182%,
6/1/28 (9) 60,000 51
JPMorgan Chase, VR, 2.739%,
10/15/30 (9) 40,000 33
JPMorgan Chase, VR, 2.947%,
2/24/28 (9) 50,000 44
JPMorgan Chase, VR, 2.956%,
5/13/31 (9) 164,000 130

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 3.54%,
5/1/28 (9) 25,000 23
JPMorgan Chase, VR, 5.717%,
9/14/33 (9) 30,000 28
Kilroy Realty, 4.375%, 10/1/25  13,000 12
Kookmin Bank, 4.50%, 2/1/29  200,000 189
Las Vegas Sands, 3.50%, 8/18/26  25,000 22
Lowe's, 3.35%, 4/1/27  5,000 5
Lowe's, 3.75%, 4/1/32  30,000 26
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 163
Marriott International, 5.00%,
10/15/27  30,000 29
Marriott International, Series HH,
2.85%, 4/15/31  20,000 16
Marsh & McLennan, 2.25%, 11/15/30  15,000 12
Martin Marietta Materials, 2.40%,
7/15/31  15,000 11
Micron Technology, 4.185%, 2/15/27  9,000 8
Micron Technology, 5.327%, 2/6/29  22,000 21
Mileage Plus Holdings, 6.50%,
6/20/27 (1) 33,250 32
Morgan Stanley, 3.625%, 1/20/27  70,000 65
Morgan Stanley, VR, 1.593%,
5/4/27 (9) 20,000 17
Morgan Stanley, VR, 3.217%,
4/22/42 (9) 15,000 10
Morgan Stanley, VR, 4.431%,
1/23/30 (9) 25,000 23
Morgan Stanley, VR, 4.679%,
7/17/26 (9) 20,000 20
MPLX, 4.95%, 9/1/32  50,000 45
Netflix, 6.375%, 5/15/29  55,000 55
NextEra Energy Capital Holdings,
2.44%, 1/15/32  45,000 34
NextEra Energy Capital Holdings,
3.00%, 1/15/52  35,000 22
NextEra Energy Capital Holdings,
5.00%, 7/15/32  15,000 14
NRG Energy, 4.45%, 6/15/29 (1) 25,000 22
Nucor, 3.125%, 4/1/32  20,000 16
NXP, 2.70%, 5/1/25  5,000 5
NXP, 3.15%, 5/1/27  10,000 9
NXP, 5.35%, 3/1/26  20,000 20
Oracle, 2.30%, 3/25/28  25,000 21
O'Reilly Automotive, 4.70%, 6/15/32  15,000 14
Pacific Gas & Electric, 2.10%, 8/1/27  20,000 16
Pacific Gas & Electric, 2.50%, 2/1/31  40,000 29
Pacific Gas & Electric, 4.55%, 7/1/30  45,000 38
Pacific Gas & Electric, 5.90%, 6/15/32  10,000 9
Parker-Hannifin, 4.25%, 9/15/27  25,000 24
Parker-Hannifin, 4.50%, 9/15/29  15,000 14
PerkinElmer, 1.90%, 9/15/28  35,000 28
PerkinElmer, 2.25%, 9/15/31  15,000 11
PerkinElmer, 3.30%, 9/15/29  19,000 16
Perrigo Finance Unlimited, 4.40%,
6/15/30  200,000 165
PNC Financial Services Group, 2.55%,
1/22/30  15,000 12
Shares/Par $ Value
(Cost and value in $000s)
‡
PNC Financial Services Group, VR,
4.626%, 6/6/33 (9) 25,000 22
Realty Income, 3.95%, 8/15/27  35,000 33
Reynolds American, 4.45%, 6/12/25  55,000 53
Rogers Communications, 3.20%,
3/15/27 (1) 14,000 13
Rogers Communications, 3.80%,
3/15/32 (1) 25,000 22
Rogers Communications, 4.55%,
3/15/52 (1) 15,000 12
Ross Stores, 1.875%, 4/15/31  45,000 34
Sabine Pass Liquefaction, 4.50%,
5/15/30  10,000 9
Sabine Pass Liquefaction, 5.00%,
3/15/27  115,000 111
Sabine Pass Liquefaction, 5.875%,
6/30/26  40,000 40
Santander Holdings USA, VR, 2.49%,
1/6/28 (9) 30,000 25
SBA Tower Trust, 1.84%, 4/15/27 (1) 50,000 42
SBA Tower Trust, 2.593%,
10/15/31 (1) 40,000 31
Sempra Energy, 3.70%, 4/1/29  15,000 14
Sherwin-Williams, 2.95%, 8/15/29  50,000 43
SMBC Aviation Capital Finance,
3.55%, 4/15/24 (1) 205,000 197
Southern California Edison, Series D,
4.70%, 6/1/27  30,000 29
Standard Chartered, VR, 2.608%,
1/12/28 (1)(9) 200,000 169
T-Mobile USA, 2.05%, 2/15/28  25,000 21
T-Mobile USA, 3.75%, 4/15/27  165,000 152
Targa Resources Partners, 5.50%,
3/1/30  57,000 51
Targa Resources Partners, 6.875%,
1/15/29  20,000 20
Toronto-Dominion Bank, 4.456%,
6/8/32  10,000 9
Transcontinental Gas Pipe Line,
3.25%, 5/15/30  10,000 8
Transcontinental Gas Pipe Line,
4.00%, 3/15/28  15,000 14
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  5,000 4
Transurban Finance, 2.45%,
3/16/31 (1) 25,000 19
Transurban Finance, 3.375%,
3/22/27 (1) 15,000 14
Trinity Acquisition, 4.40%, 3/15/26  65,000 62
Truist Financial, VR, 4.123%,
6/6/28 (9) 45,000 43
United Airlines PTT, Series 2019-2,
Class A, 2.90%, 5/1/28  13,567 11
United Airlines PTT, Series 2019-2,
Class AA, 2.70%, 5/1/32  9,101 8
UnitedHealth Group, 2.00%, 5/15/30  105,000 84
Utah Acquisition Sub, 3.95%, 6/15/26  40,000 37
Verizon Communications, 1.75%,
1/20/31  25,000 19

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Communications, 2.10%,
3/22/28  30,000 25
Verizon Communications, 2.355%,
3/15/32  59,000 45
Verizon Communications, 2.55%,
3/21/31  80,000 64
Verizon Communications, 2.65%,
11/20/40  77,000 50
Vistra Operations, 3.55%, 7/15/24 (1) 105,000 100
Vistra Operations, 5.125%, 5/13/25 (1) 45,000 44
Vodafone Group, 4.375%, 5/30/28  54,000 51
Vodafone Group, 5.25%, 5/30/48  50,000 41
Volkswagen Group of America
Finance, 3.20%, 9/26/26 (1) 205,000 188
Warnermedia Holdings, 3.755%,
3/15/27 (1) 60,000 54
Warnermedia Holdings, 4.054%,
3/15/29 (1) 20,000 17
Warnermedia Holdings, 4.279%,
3/15/32 (1) 15,000 12
Wells Fargo, 4.30%, 7/22/27  35,000 33
Wells Fargo, VR, 2.393%, 6/2/28 (9) 115,000 98
Wells Fargo, VR, 2.572%, 2/11/31 (9) 225,000 180
Wells Fargo, VR, 2.879%, 10/30/30 (9) 100,000 83
Westlake, 1.625%, 7/17/29 (EUR)  100,000 74
Woodside Finance, 3.65%, 3/5/25 (1) 45,000 43
Woodside Finance, 3.70%, 9/15/26 (1) 40,000 37
Woodside Finance, 3.70%, 3/15/28 (1)
(6) 71,000 63
Workday, 3.50%, 4/1/27  5,000 5
Workday, 3.70%, 4/1/29  10,000 9
Xcel Energy, 3.40%, 6/1/30  45,000 39
Xcel Energy, 4.60%, 6/1/32  20,000 19
Total Corporate Bonds (Cost
$11,705) 10,121
EQUITY MUTUAL FUNDS 8.4%
T. Rowe Price Institutional Emerging
Markets Equity Fund (2) 216,460 6,487
T. Rowe Price Real Assets Fund - I
Class (2) 348,233 4,207
T. Rowe Price U.S. Large-Cap Core
Fund - I Class (2) 81,563 2,280
Total Equity Mutual Funds (Cost
$12,480) 12,974
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.6%
Angel Oak Mortgage Trust,
Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 12,093 11
BAMLL Commercial Mortgage
Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR +
1.45%, 4.268%, 9/15/38 (1) 25,000 24
Shares/Par $ Value
(Cost and value in $000s)
‡
BBCMS Mortgage Trust, Series 2019-
BWAY, Class D, ARM, 1M USD LIBOR
+ 2.16%, 4.978%, 11/15/34 (1) 25,000 22
BINOM Securitization Trust,
Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 78,283 68
BX Commercial Mortgage Trust,
Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 3.995%,
10/15/36 (1) 25,000 24
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B, ARM, 1M
TSFR + 3.141%, 5.986%, 6/15/27 (1) 100,000 99
BX Trust, Series 2021-ARIA, Class
B, ARM, 1M USD LIBOR + 1.297%,
4.115%, 10/15/36 (1) 40,000 37
BX Trust, Series 2021-ARIA, Class
C, ARM, 1M USD LIBOR + 1.646%,
4.464%, 10/15/36 (1) 40,000 37
BX Trust, Series 2021-LGCY, Class
C, ARM, 1M USD LIBOR + 1.004%,
3.822%, 10/15/23 (1) 30,000 28
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class B, ARM, 1M
TSFR + 2.092%, 4.938%, 3/15/35 (1) 100,000 95
CIM Trust, Series 2021-INV1, Class
A29, CMO, ARM, 2.50%, 7/1/51 (1) 87,950 69
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS, 4.026%,
5/10/47  35,000 34
Cold Storage Trust, Series 2020-ICE5,
Class C, ARM, 1M USD LIBOR +
1.65%, 4.468%, 11/15/37 (1) 98,299 95
Commercial Mortgage Trust,
Series 2014-UBS6, Class AM, 4.048%,
12/10/47  110,000 105
Commercial Mortgage Trust,
Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  25,000 24
Commercial Mortgage Trust,
Series 2016-CR28, Class AHR,
3.651%, 2/10/49  26,989 26
Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, CMO,
ARM, 1M USD LIBOR + 1.35%,
4.434%, 9/25/29  3,551 4
Connecticut Avenue Securities,
Series 2017-C06, Class 2ED1, CMO,
ARM, 1M USD LIBOR + 1.00%,
4.084%, 2/25/30  23,472 23
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, CMO,
ARM, SOFR30A + 1.00%, 3.281%,
12/25/41 (1) 17,757 17
Connecticut Avenue Securities Trust,
Series 2022-R02, Class 2M1, CMO,
ARM, SOFR30A + 1.20%, 3.481%,
1/25/42 (1) 74,958 73

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1M1, CMO,
ARM, SOFR30A + 2.10%, 4.381%,
3/25/42 (1) 29,883 30
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1M1, CMO,
ARM, SOFR30A + 2.00%, 4.281%,
3/25/42 (1) 25,579 25
Finance of America HECM Buyout,
Series 2022-HB2, Class A1A, CMO,
ARM, 4.00%, 12/25/24 (1) 98,088 96
Galton Funding Mortgage Trust,
Series 2018-1, Class A23, CMO, ARM,
3.50%, 11/25/57 (1) 7,725 7
Galton Funding Mortgage Trust,
Series 2018-2, Class A22, CMO, ARM,
4.00%, 10/25/58 (1) 5,878 6
Galton Funding Mortgage Trust,
Series 2019-H1, Class A3, CMO, ARM,
2.964%, 10/25/59 (1) 52,949 52
Great Wolf Trust, Series 2019-WOLF,
Class A, ARM, 1M USD LIBOR +
1.034%, 3.852%, 12/15/36 (1) 40,000 39
Great Wolf Trust, Series 2019-WOLF,
Class C, ARM, 1M USD LIBOR +
1.633%, 4.451%, 12/15/36 (1) 35,000 33
GS Mortgage Securities Trust,
Series 2013-GC16, Class B, ARM,
5.161%, 11/10/46  120,000 117
GS Mortgage-Backed Securities Trust,
Series 2021-GR1, Class A4, CMO,
ARM, 2.50%, 11/25/51 (1) 87,278 69
Hundred Acre Wood Trust,
Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 85,492 66
JPMorgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%,
7/5/33 (1) 20,000 20
JPMorgan Mortgage Trust,
Series 2020-5, Class B2, CMO, ARM,
3.598%, 12/25/50 (1) 23,830 19
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A11, CMO,
ARM, 1M USD LIBOR + 0.83%,
3.274%, 8/25/50 (1) 6,859 7
JPMorgan Mortgage Trust,
Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 9,145 8
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 1,406 1
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 2,811 3
JPMorgan Mortgage Trust,
Series 2020-LTV1, Class B1A, CMO,
ARM, 3.253%, 6/25/50 (1) 28,679 24
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2014-C18,
Class 300A, 3.749%, 8/15/31  25,000 23
Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust,
Series 2021-INV2, Class A4, CMO,
ARM, 2.50%, 9/25/51 (1) 89,496 70
OBX Trust, Series 2020-EXP1, Class
1A8, CMO, ARM, 3.50%, 2/25/60 (1) 31,185 28
OBX Trust, Series 2021-NQM3, Class
A1, CMO, ARM, 1.054%, 7/25/61 (1) 76,612 61
Sequoia Mortgage Trust, Series 2013-
4, Class B1, CMO, ARM, 3.442%,
4/25/43  22,320 21
Sequoia Mortgage Trust, Series 2017-
CH2, Class A19, CMO, ARM, 4.00%,
12/25/47 (1) 6,688 6
SG Residential Mortgage Trust,
Series 2019-3, Class A1, CMO, ARM,
2.703%, 9/25/59 (1) 3,627 3
SMRT, Series 2022-MINI, Class C,
ARM, 1M TSFR + 1.55%, 4.396%,
1/15/39 (1) 100,000 94
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA2, Class M2,
CMO, ARM, 1M USD LIBOR + 1.85%,
4.934%, 2/25/50 (1) 34,497 34
Structured Agency Credit Risk Debt
Notes, Series 2020-DNA5, Class
M2, CMO, ARM, SOFR30A + 2.80%,
5.081%, 10/25/50 (1) 21,704 22
Structured Agency Credit Risk Debt
Notes, Series 2021-DNA2, Class
M2, CMO, ARM, SOFR30A + 2.30%,
4.581%, 8/25/33 (1) 25,000 24
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA1, Class
M1B, CMO, ARM, SOFR30A + 1.85%,
4.131%, 1/25/42 (1) 45,000 41
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA3, Class
M1A, CMO, ARM, SOFR30A + 2.00%,
4.281%, 4/25/42 (1) 26,569 26
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA5, Class
M1A, CMO, ARM, SOFR30A + 2.95%,
5.231%, 6/25/42 (1) 70,160 70
Structured Agency Credit Risk Debt
Notes, Series 2022-DNA6, Class
M1A, CMO, ARM, SOFR30A + 2.15%,
4.435%, 9/25/42 (1) 20,000 20
Structured Agency Credit Risk Debt
Notes, Series 2022-HQA1, Class
M1A, CMO, ARM, SOFR30A + 2.10%,
4.381%, 3/25/42 (1) 56,103 56
Towd Point Mortgage Trust,
Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 7,561 7
Towd Point Mortgage Trust,
Series 2017-1, Class M1, CMO, ARM,
3.75%, 10/25/56 (1) 100,000 93
Vista Point Securitization Trust,
Series 2020-2, Class A1, CMO, ARM,
1.475%, 4/25/65 (1) 29,328 27

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage
Trust, Series 2017-C39, Class B,
4.025%, 9/15/50  125,000 112
Wells Fargo Commercial Mortgage
Trust, Series 2019-JWDR, Class A,
ARM, 2.584%, 9/15/31 (1) 100,000 87
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$2,690) 2,462
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr Ing hc F Porsche (EUR) (4) 1,222 99
Total Consumer Discretionary 99
Total Preferred Stocks (Cost $99) 99
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 6.3%
U.S. Government Agency
Obligations 4.5%
Federal Home Loan Mortgage
2.50%, 4/1/30  15,744 15
3.00%, 12/1/42 - 4/1/43  67,916 61
3.50%, 8/1/42 - 3/1/44  93,898 86
4.00%, 8/1/40 - 8/1/45  44,932 42
4.50%, 6/1/39 - 5/1/42  44,930 42
5.00%, 1/1/24 - 8/1/40  16,926 16
6.00%, 10/1/32 - 8/1/38  4,538 5
6.50%, 3/1/32  99 —
7.00%, 6/1/32  570 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.829%, 2.203%,
2/1/37  2,055 2
12M USD LIBOR + 1.842%, 2.091%,
1/1/37  1,383 1
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  15,344 13
2.00%, 3/1/42 - 5/1/52  627,853 512
2.50%, 3/1/42 - 5/1/52  528,965 446
3.00%, 5/1/42 - 12/1/50  81,071 72
3.50%, 11/1/47 - 11/1/50  54,646 50
4.00%, 12/1/49 - 2/1/50  60,864 57
4.50%, 5/1/50  9,216 9
Federal National Mortgage Assn.
3.00%, 8/1/43 - 2/1/44  11,551 10
3.50%, 6/1/42 - 1/1/44  94,467 87
4.00%, 11/1/40  26,741 25
Federal National Mortgage Assn.,
ARM, 12M USD LIBOR + 1.881%,
4.131%, 8/1/36  1,611 2
Federal National Mortgage Assn.,
CMO, IO, 6.50%, 2/25/32  425 —
Federal National Mortgage Assn.,
UMBS
1.50%, 4/1/37 - 1/1/42  159,610 135
Shares/Par $ Value
(Cost and value in $000s)
‡
2.00%, 4/1/42 - 4/1/52  1,334,451 1,086
2.50%, 1/1/32 - 4/1/52  1,022,845 873
3.00%, 6/1/27 - 10/1/51  781,311 703
3.50%, 11/1/32 - 1/1/52  397,695 367
4.00%, 11/1/40 - 8/1/52  314,444 298
4.50%, 7/1/39 - 8/1/52  248,344 240
5.00%, 3/1/34 - 9/1/52  292,348 289
5.50%, 12/1/34 - 9/1/41  57,785 60
6.00%, 4/1/33 - 1/1/41  39,827 43
6.50%, 7/1/32 - 5/1/40  21,032 22
7.00%, 4/1/32  215 —
UMBS, TBA (10)
1.50%, 10/1/37  40,000 34
2.00%, 10/1/52  410,000 332
2.50%, 10/1/37 - 10/1/52  375,000 319
3.00%, 10/1/37 - 10/1/52  330,000 289
3.50%, 10/1/52  80,000 72
4.00%, 10/1/37 - 10/1/52  90,000 85
4.50%, 10/1/52  35,000 33
5.00%, 10/1/52  125,000 122
6,955
U.S. Government
Obligations 1.8%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  514,179 430
2.50%, 8/20/50 - 3/20/52  456,073 393
3.00%, 7/15/43 - 6/20/52  375,951 335
3.50%, 12/20/42 - 4/20/48  319,723 293
4.00%, 7/20/42 - 1/20/48  87,849 83
4.50%, 10/20/39 - 3/20/47  60,937 61
5.00%, 3/20/34 - 6/20/48  81,054 82
5.50%, 10/20/32 - 3/20/49  56,820 60
6.00%, 4/15/36 - 12/20/38  8,559 9
6.50%, 3/15/26 - 4/15/26  1,942 1
7.00%, 9/20/27  1,139 1
8.00%, 4/15/26  107 —
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  5,477 5
3.50%, 10/20/50  25,000 21
Government National Mortgage Assn.,
TBA (10)
2.00%, 10/20/52  125,000 104
2.50%, 10/20/52  105,000 90
3.00%, 10/20/52  80,000 71
3.50%, 10/20/52  80,000 73
4.00%, 10/20/52  65,000 61
4.50%, 10/20/52  145,000 139
5.00%, 10/20/52  125,000 122
5.50%, 10/20/52  300,000 300
2,734
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$10,606) 9,689

T. ROWE PRICE Moderate Allocation Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.6%
U.S. Treasury Obligations 5.6%
U.S. Treasury Bonds, 2.25%, 2/15/52  925,000 671
U.S. Treasury Bonds, 2.875%, 5/15/52  795,000 666
U.S. Treasury Bonds, 3.00%, 8/15/52  790,000 682
U.S. Treasury Bonds, 3.25%, 5/15/42  590,000 523
U.S. Treasury Bonds, 3.375%, 8/15/42  575,000 521
U.S. Treasury Notes, 0.375%, 9/15/24  440,000 408
U.S. Treasury Notes, 0.625%,
10/15/24  700,000 651
U.S. Treasury Notes, 1.00%, 12/15/24  450,000 419
U.S. Treasury Notes, 1.125%, 1/15/25  705,000 657
U.S. Treasury Notes, 1.75%, 3/15/25  485,000 457
U.S. Treasury Notes, 2.75%, 7/31/27  140,000 132
U.S. Treasury Notes, 3.00%,
7/15/25 (11) 1,355,000 1,310
U.S. Treasury Notes, 3.125%, 8/31/27  605,000 580
U.S. Treasury Notes, 3.25%, 6/30/27  1,060,000 1,022
8,699
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $9,381) 8,699
SHORT-TERM INVESTMENTS 7.7%
Money Market Funds 7.7%
T. Rowe Price Treasury Reserve Fund,
3.06% (2)(12) 11,962,401 11,962
Total Short-Term Investments (Cost
$11,962) 11,962
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve
Fund, 3.07% (2)(12) 429,792 430
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 430
Total Securities Lending Collateral
(Cost $430) 430
Total Investments in
Securities 101.8%
(Cost $147,869) $ 157,113
Other Assets Less Liabilities (1.8)% (2,742)
Net Assets 100.0% $ 154,371
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $6,497 and represents
4.2% of net assets.

T. ROWE PRICE Moderate Allocation Portfolio

.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $591 and represents 0.4% of net assets.
(6) All or a portion of this security is on loan at September 30, 2022.
(7) Level 3 in fair value hierarchy.
(8) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,246 and represents 1.5% of net assets.
(11) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Barclays Bank, A*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/24 (EUR) 10 — — —
Total Bilateral Credit Default Swaps, Protection Sold — —
Total Bilateral Swaps — —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S39, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/27 * 440 (2) (1) (1)
Protection Sold (Relevant Credit: Republic of Indonesia, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/27 * 180 (4) (2) (2)
Protection Sold (Relevant Credit: United Mexican States, Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/27 * 454 (19) (15) (4)
Total Centrally Cleared Credit Default Swaps, Protection Sold (7)
Total Centrally Cleared Swaps (7)
Net payments (receipts) of variation margin to date 8
Variation margin receivable (payable) on centrally cleared swaps $ 1
*
Credit ratings as of September 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Moderate Allocation Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 11/25/22 USD 100 EUR 96 $ 5
Net unrealized gain (loss) on open forward
currency exchange contracts $ 5

T. ROWE PRICE Moderate Allocation Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 20 U.S. Treasury Long Bond contracts 12/22 2,528 $ (91)
Short, 21 U.S. Treasury Notes two year contracts 12/22 (4,313) 2
Long, 10 Ultra U.S. Treasury Notes ten year contracts 12/22 1,185 (70)
Net payments (receipts) of variation margin to date 144
Variation margin receivable (payable) on open futures contracts $ (15)

T. ROWE PRICE Moderate Allocation Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I Class, 1.24%  $ — $ (1) $ —
T. Rowe Price Institutional Emerging Markets Bond Fund, 7.24%  — (2,300) 255
T. Rowe Price Institutional Emerging Markets Equity Fund  (11) (2,826) —
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 6.34%  (34) (42) 36
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.50%  (213) (2,057) 466
T. Rowe Price International Bond Fund - I Class, 3.15%  (125) (2,130) 113
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 1.24%  (72) 30 —
T. Rowe Price Real Assets Fund - I Class  — (1,028) —
T. Rowe Price U.S. Large-Cap Core Fund - I Class  — (295) —
T. Rowe Price Treasury Reserve Fund, 3.06% — — 88
T. Rowe Price Government Reserve Fund, 3.07% — — — ++
Totals $ (455) # $ (10,649) $ 958 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Inflation Protected Bond Fund - I Class, 1.24%  $ 6 $ — $ — $ 5
T. Rowe Price Institutional Emerging Markets Bond Fund, 7.24%  7,915 656 — 6,271
T. Rowe Price Institutional Emerging Markets Equity Fund  9,274 150 111 6,487
T. Rowe Price Institutional Floating Rate Fund - Institutional Class, 6.34%  1,316 36 559 751
T. Rowe Price Institutional High Yield Fund - Institutional Class, 8.50%  12,273 796 1,463 9,549
T. Rowe Price International Bond Fund - I Class, 3.15%  8,540 113 526 5,997
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I Class, 1.24%  2,515 — 2,539 6
T. Rowe Price Real Assets Fund - I Class  3,555 1,680 — 4,207
T. Rowe Price U.S. Large-Cap Core Fund - I Class  — 2,575 — 2,280
T. Rowe Price Government Reserve Fund, 3.07% 391 ¤ ¤ 430
T. Rowe Price Treasury Reserve Fund, 3.06% 15,775 ¤ ¤ 11,962
Total $ 47,945 ^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $958 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $54,152.

T. ROWE PRICE Moderate Allocation Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Moderate Allocation Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Moderate Allocation Portfolio

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Moderate Allocation Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E304-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 33,704 $ — $ 33,704
Bond Mutual Funds 22,579 — — 22,579
Common Stocks 56,046 18,728 175 74,949
Convertible Preferred Stocks — — 416 416
Equity Mutual Funds 12,974 — — 12,974
Preferred Stocks — 99 — 99
Short-Term Investments 11,962 — — 11,962
Securities Lending Collateral 430 — — 430
Total Securities 103,991 52,531 591 157,113
Forward Currency Exchange Contracts — 5 — 5
Futures Contracts* 2 — — 2
Total $ 103,993 $ 52,536 $ 591 $ 157,120
Liabilities
Swaps* $ — $ 7 $ — $ 7
Futures Contracts* 161 — — 161
Total $ 161 $ 7 $ — $ 168
1
Includes Asset-Backed Securities, Corporate Bonds, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.